Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Schedule of Fair Value of Derivative Instruments
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2020			2019
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	10,510	(7,585)	2,925	7,588	(5,834)	1,754
Forward rate agreements	29	(276)	(247)	44	(157)	(113)
Futures	3	(18)	(15)	1	(4)	(3)
Purchased options	667	–	667	632	–	632
Written options	–	(714)	(714)	–	(403)	(403)
Foreign Exchange Contracts (1)
Cross-currency swaps	2,080	(1,428)	652	2,394	(1,383)	1,011
Cross-currency interest rate swaps	4,151	(4,207)	(56)	3,471	(4,950)	(1,479)
Forward foreign exchange contracts	3,611	(2,954)	657	2,796	(2,379)	417
Purchased options	346	–	346	188	–	188
Written options	–	(312)	(312)	–	(203)	(203)
Commodity Contracts
Swaps	2,162	(1,733)	429	754	(1,273)	(519)
Futures	53	(144)	(91)	122	(40)	82
Purchased options	373	–	373	270	–	270
Written options	–	(456)	(456)	–	(367)	(367)
Equity Contracts	8,461	(6,514)	1,947	1,199	(2,999)	(1,800)
Credit Contracts
Purchased	11	(6)	5	2	(98)	(96)
Written	–	(8)	(8)	47	(4)	43
Total fair value – trading derivatives	32,457	(26,355)	6,102	19,508	(20,094)	(586)
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	2,602	(43)	2,559	1,393	(121)	1,272
Fair value hedges – swaps	1,118	(2,257)	(1,139)	799	(1,435)	(636)
Total swaps	3,720	(2,300)	1,420	2,192	(1,556)	636
Foreign Exchange Contracts
Cash flow hedges	638	(1,710)	(1,072)	420	(1,948)	(1,528)
Fair value hedges	–	(1)	(1)	–	–	–
Total foreign exchange contracts	638	(1,711)	(1,073)	420	(1,948)	(1,528)
Equity Contracts
Cash flow hedges	–	(9)	(9)	24	–	24
Total equity contracts	–	(9)	(9)	24	–	24
Total fair value – hedging derivatives (3)	4,358	(4,020)	338	2,636	(3,504)	(868)
Total fair value – trading and hedging derivatives	36,815	(30,375)	6,440	22,144	(23,598)	(1,454)
Less: impact of master netting agreements	(19,302)	19,302	–	(13,538)	13,538	–
Total	17,513	(11,073)	6,440	8,606	(10,060)	(1,454)

(1)	Gold contracts are included with foreign exchange contracts.
(2)	The fair value of bond futures designated in fair value hedge relationships rounds down to $ nil as at October 31, 2020 ( w e held no bond futures as at October 31, 2019).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives

(Canadian $ in millions)			2020			2019
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	4,148,257	4,148,257	–	4,209,193	4,209,193
Forward rate agreements	–	517,332	517,332	–	491,437	491,437
Purchased options	24,683	57,833	82,516	13,737	42,084	55,821
Written options	3,796	64,728	68,524	16,446	49,487	65,933
Futures	297,578	–	297,578	225,747	–	225,747
Total interest rate contracts	326,057	4,788,150	5,114,207	255,930	4,792,201	5,048,131
Foreign Exchange Contracts (1)
Cross-currency swaps	–	47,805	47,805	–	47,977	47,977
Cross-currency interest rate swaps	–	534,752	534,752	–	499,571	499,571
Forward foreign exchange contracts	–	494,640	494,640	–	453,711	453,711
Purchased options	1,673	39,067	40,740	3,295	37,397	40,692
Written options	2,346	41,327	43,673	2,502	42,075	44,577
Futures	1,608	–	1,608	882	–	882
Total foreign exchange contracts	5,627	1,157,591	1,163,218	6,679	1,080,731	1,087,410
Commodity Contracts
Swaps	–	30,613	30,613	–	24,722	24,722
Purchased options	4,846	5,728	10,574	3,615	6,608	10,223
Written options	6,514	3,704	10,218	5,230	4,371	9,601
Futures	39,011	–	39,011	32,422	–	32,422
Total commodity contracts	50,371	40,045	90,416	41,267	35,701	76,968
Equity Contracts	110,274	60,202	170,476	39,952	50,910	90,862
Credit Contracts
Purchased	–	7,407	7,407	–	5,361	5,361
Written	–	1,795	1,795	–	2,068	2,068
Total	492,329	6,055,190	6,547,519	343,828	5,966,972	6,310,800

(1)	Gold contracts are included with foreign exchange contracts .

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity
The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

		Remaining term to maturity					2020	2019
(Canadian $ in millions, except as noted)		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		16,332	29,011	30,395	16,040	518	92,296	93,611
Average fixed interest rate		1.04%	1.60%	1.51%	1.14%	1.57%	1.39%	2. 0 1%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair	Notional amount	8,405	15,218	12,435	7,072	251	43,381	40,154
	Average fixed interest rate	1.86%	1.96%	2.10%	1.53%	3.02%	1.92%	1. 95%
	Average exchange rate: CAD-USD	1.3378	1.3140	1.3076	1.3458	1.3122	1.3219	1.3034
CAD-EUR pair	Notional amount	4,621	10,553	1,924	–	201	17,299	20,357
	Average fixed interest rate	2.27%	2.07%	2.41%	–	2.97%	2.17%	2.21%
	Average exchange rate: CAD-EUR	1.4671	1.5088	1.5395	–	1.4870	1.5008	1.4892
Other currency pairs (3)	Notional amount (4)	365	4,426	2,077	236	–	7,104	7,849
	Average fixed interest rate	2.83%	2.80%	2.35%	1.62%	–	2.63%	2.57%
	Average exchange rate: CAD-Non USD/EUR	0.7725	1.3338	1.2744	1.4753	–	1.2923	1.3348
Equity price risk – Total return swap
Notional amount		302	–	–	–	–	302	316
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (5)		19,571	31,221	28,393	15,553	–	94,738	93,467
Average fixed interest rate		0.85%	1.69%	1.68%	1.40%	–	1.47%	2. 23%
Interest rate risk – Bond futures (Exchange-traded derivatives)
Notional amount		48	–	–	–	–	48	–
Average price in dollars		126	–	–	–	–	126	–
Foreign exchange risk – Cross-currency swaps
USD-GBP pair	Notional amount (6)	–	–	39	–	–	39	–
	Average fixed interest rate	–	–	0.66%	–	–	0.66%	–
	Average exchange rate: USD-GBP	–	–	1.3024	–	–	1.3024	–
Net Investment Hedges
Foreign exchange risk
USD denominated deposit – carrying amount		8,219	–	–	–	–	8,219	6,495
GBP denominated deposit – carrying amount		892	–	–	–	–	892	685

(1)	The notional amount of the interest rate swaps likely subject to IBOR reform that mature after December 31, 2021 was $48,825 million of USD LIBOR as at October 31, 2020.
(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a EURO-USD cross-currency swap split into EURO-CAD and CAD
-
USD cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by CAD-foreign currency pair.

(3)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.
(4)	The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $718 million of GBP LIBOR as at October 31, 2020.
(5)	The notional amount of the interest rate swaps likely subject to IBOR reform that mature after December 31, 2021 was $55,130 million of USD LIBOR, and $41 million of GBP LIBOR as at October 31, 2020.
(6)	The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $39 million of USD LIBOR as at October 31, 2020.

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness
For cash flow hedges and net investment hedges, the following tables contain information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2020 and October 31, 2019.

					2020
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	2,602	(43)	2,516	(2,520)	4
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	638	(1,710)	(315)	315	–
Equity price risk – Total return swaps	–	(9)	(108)	108	–
	3,240	(1,762)	2,093	(2,097)	4
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(9,111)	(131)	131	–
Total	3,240	(10,873)	1,962	(1,966)	4

(1)	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.

					2019
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	1,393	(121)	3,142	(3,118)	15
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	420	(1,948)	(1,195)	1,195	–
Equity price risk – Total return swaps	24	–	15	(15)	–
	1,837	(2,069)	1,962	(1,938)	15
Net investment hedges
Foreign exchange risk – Deposit liabilities	–	(7,180)	(17)	17	–
Total	1,837	(9,249)	1,945	(1,921)	15

(1)	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis
For cash flow hedges and net investment hedges, the following tables contain information related to impacts in our Consolidated Statement of Other Comprehensive Income, on a
pre-tax
basis, for the years ended October 31, 2020 and October 31, 2019.

						2020
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance October 31, 2019	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2020 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	1,156	2,512	(139)	3,529	2,359	1,170
Foreign exchange risk	(444)	(350)	35	(759)	(759)	–
Equity price risk	17	(108)	41	(50)	(50)	–
	729	2,054	(63)	2,720	1,550	1,170

Net investment hedges
Foreign exchange risk	(1,808)	(131)	–	(1,939)	(1,939)	–
Total	(1,079)	1,923	(63)	781	(389)	1,170

(1) Tax balance related to cash flow hedge accumulated other comprehensive income (AOCI) is $(741) million.

						2019
					Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	Balance November 1, 2018	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2019 (1)	Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(2,211)	3,127	240	1,156	1,150	6
Foreign exchange risk	751	(1,177)	(18)	(444)	(444)	–
Equity price risk	30	15	(28)	17	17	–
	(1,430)	1,965	194	729	723	6

Net investment hedges
Foreign exchange risk	(1,791)	(17)	–	(1,808)	(1,808)	–
Total	(3,221)	1,948	194	(1,079)	(1,085)	6

(1)	Tax balance related to cash flow hedge AOCI is $ (216) million.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness
The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2020 and 2019 are as follows:

(Canadian $ in millions)								2020
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge (3)
Interest rate swaps	1,118	(2,257)
Cross currency swaps	–	(1)	–	–	–	–	–	–
Securities and loans	–	–	(1,791)	1,794	3	58,608	2,762	25
Deposit s, subordinated debt and other liabilities	–	–	622	(620)	2	(39,950)	(943)	8
Total	1,118	(2,258)	(1,169)	1,174	5	18,658	1,819	33

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value in the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(3)	For bond futures designated in fair value hedge relationships, all amounts in the table round down to $nil as at October 31, 2020 ( w e held no bond futures as at October 31, 2019).

(Canadian $ in millions)								2019
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	799	(1,435)
Cross currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	(2,072)	2,058	(14)	53,672	1,249	8
Deposits, subordinated debt and other liabilities	–	–	1,269	(1,255)	14	(41,277)	(609)	308
Total	799	(1,435)	(803)	803	–	12,395	640	316

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value
in
the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

Schedule of Derivative-Related Credit Risk

(Canadian $ in millions)			2020			2019
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	5,228	10,713	3,380	3,233	8,114	2,300
Forward rate agreements	1,153	3,332	1,479	102	1,162	236
Purchased options	2	55	12	11	62	39
Written options	68	206	150	38	154	98
	6,451	14,306	5,021	3,384	9,492	2,673
Exchange traded
Futures	22	83	2	90	161	3
Purchased options	45	66	1	28	40	1
Written options	3	4	–	3	6	–
	70	153	3	121	207	4
Total interest rate contracts	6,521	14,459	5,024	3,505	9,699	2,677
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	872	5,581	794	1,184	6,248	989
Forward foreign exchange contracts	1,032	7,859	823	1,753	7,225	1,260
Purchased options	68	196	95	40	167	46
Written options	5	76	27	10	119	29
	1,977	13,712	1,739	2,987	13,759	2,324
Exchange traded
Futures	1	2	–	13	20	–
Purchased options	12	17	–	13	24	–
Written options	12	18	–	–	2	–
	25	37	–	26	46	–
Total foreign exchange contracts	2,002	13,749	1,739	3,013	13,805	2,324
Commodity Contracts
Over-the-counter
Swaps	1,424	4,215	2,119	213	2,154	629
Purchased options	117	746	257	98	472	125
Written options	1	234	74	116	370	204
	1,542	5,195	2,450	427	2,996	958
Exchange traded
Futures	635	1,612	33	393	1,079	22
Purchased options	373	562	11	378	567	11
Written options	221	363	7	1	52	1
	1,229	2,537	51	772	1,698	34
Total commodity contracts	2,771	7,732	2,501	1,199	4,694	992
Equity Contracts
Over-the-counter	563	8,010	2,399	197	4,572	1,246
Exchange traded	5,958	10,135	203	1,083	2,580	52
Total equity contracts	6,521	18,145	2,602	1,280	7,152	1,298
Credit Contracts	272	741	75	277	496	34
Total	18,087	54,826	11,941	9,274	35,846	7,325

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach Counterparty Credit Risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. Table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2020	2019
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,605,404	1,235,423	802,411	526,599	165,454	4,335,291	4,396,272
Forward rate agreements, futures and options	787,563	134,021	30,870	11,245	2,299	965,998	838,938
Total interest rate contracts	2,392,967	1,369,444	833,281	537,844	167,753	5,301,289	5,235,210
Foreign Exchange Contracts (1)
Swaps	155,542	215,827	138,246	100,254	27,632	637,501	604,728
Forward foreign exchange contracts	480,223	11,892	2,209	289	27	494,640	453,711
Futures	1,580	28	–	–	–	1,608	882
Options	76,721	6,490	1,202	–	–	84,413	85,269
Total foreign exchange contracts	714,066	234,237	141,657	100,543	27,659	1,218,162	1,144,590
Commodity Contracts
Swaps	9,591	18,447	2,296	279	–	30,613	24,722
Futures	15,300	20,536	2,878	297	–	39,011	32,422
Options	9,180	10,583	1,012	17	–	20,792	19,824
Total commodity contracts	34,071	49,566	6,186	593	–	90,416	76,968
Equity Contracts	118,139	38,527	11,758	2,071	283	170,778	91,178
Credit Contracts (2)	944	615	3,395	3,815	433	9,202	7,429
Total notional amount	3,260,187	1,692,389	996,277	644,866	196,128	6,789,847	6,555,375

(1)	Gold contracts are included with foreign exchange contracts.
(2)	Under the SA-CCR, excludes loan commitment derivatives.